IMPAIRMENT OF LONG-LIVED ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
IMPAIRMENT OF LONG-LIVED ASSETS
Schedule of movement of provisions for impairment

Cash-generating Unit	12/31/2018	Additions	Reversals	Write-offs	12/31/2019
Angra 3	4,046,642	462,122	—	—	4,508,764
TPP Santa Cruz	731,988	—	(113,419)	—	618,569
HPP Batalha	377,005	—	(325)	—	376,680
Casa Nova I	345,893	—	—	—	345,893
Candiota Fase B	366,298	—	(45,892)	—	320,406
TPP Camaçari	247,263	—	(23,231)	—	224,032
Candiota Fase C	68,706	115,923	—	—	184,629
Livramento	326,698	6,508	(215,340)	—	117,866
HPP Samuel	306,866	—	(219,263)	—	87,603
HPP Simplício	198,940	—	(198,940)	—	—
Others	138,753	22,528	(87,802)	(4,384)	60,095
Total	7,155,052	607,081	(904,212)	(4,384)	6,853,538

Cash-generating Unit	12/31/2017	Additions	Reversals	Assets held for sale	12/31/2018
Angra 3	9,900,353	652,576	(6,506,287)	—	4,046,642
HPP Samuel	308,846	—	(1,980)	—	306,866
HPP Batalha	385,269	—	(8,264)	—	377,005
Candiota Fase B	366,298	—	—	—	366,298
Candiota Fase C	362,631	—	(293,925)	—	68,706
Casa Nova I	387,396	—	(41,503)	—	345,893
TPP Santa Cruz	693,560	38,428	—	—	731,988
HPP Simplício	279,515	—	(80,575)	—	198,940
TPP Camaçari	247,263	—	—	—	247,263
Eólica Chuí IX	27,159	—	—	(27,159)	—
Eólica Hermenegildo III	76,623	—	—	(76,623)	—
Eólica Hermenegildo II	97,580	—	—	(97,580)	—
Eólica Hermenegildo I	92,749	—	—	(92,749)	—
Livramento	129,869	215,340	(18,511)	—	326,698
Other	468,834	13,695	(343,776)	—	138,753
Total	13,823,945	920,039	(7,294,821)	(294,111)	7,155,052

Cash-generating Unit	12/31/2016	Additions	Reversals	12/31/2017
Angra 3	8,949,393	950,960	—	9,900,353
HPP Samuel	435,860	—	(127,014)	308,846
HPP Batalha	407,703	—	(22,434)	385,269
Candiota Fase B	356,065	10,233	—	366,298
Candiota Fase C	—	362,631	—	362,631
Casa Nova I	365,940	21,456	—	387,396
TPP Santa Cruz	—	693,560	—	693,560
HPP Simplício	342,328	—	(62,813)	279,515
TPP Camaçari	270,605	—	(23,342)	247,263
UHE Serra da Mesa	199,184	—	(199,184)	—
Eólica Hermenegildo III	145,319	—	(68,696)	76,623
Eólica Hermenegildo II	143,029	—	(45,449)	97,580
Eólica Hermenegildo I	129,769	—	(37,020)	92,749
Livramento	—	129,869	—	129,869
UHE São Domingos	44,252	—	(44,252)	—
Eólica Chuí IX	37,028	—	(9,869)	27,159
Others	374,341	206,531	(112,038)	468,834
Total	12,200,816	2,375,240	(752,111)	13,823,945

Administration

Intangible - Administration	12/31/2018	Additions	12/31/2019
Goodwill (Livramento) (*)	—	233,989	233,989
UGC LT Salto Santiago - Ivaiporã - Cascavel	—	33,855	33,855
Other	48,444	—	48,444
Total	48,444	267,844	316,288

Intangible - Administration	12/31/2017	Reversals	12/31/2018
Goodwill (Livramento)	215,340	(215,340)	—
Other	48,913	(469)	48,444
Total	264,253	(215,809)	48,444

Intangible - Administration	12/31/2016	Additions	12/31/2017
Goodwill (Livramento)	—	215,340	215,340
Other	—	48,913	48,913
Total	—	264,253	264,253

(*) In December 2019, the Company transferred the impairment from Livramento to the Administration segment, based on the understanding that such goodwill is related to the acquisition of Livramento and not referred to a specific concession, therefore the provision for impairment would be better classified in the administration segment. These amounts did not impact the Profit and Losses for the year of 2019. The changes of the impairment between segments did not impact our impairment testing through the years.

Schedule of impairment positoins, by operating segment

	12/31/2019
	Generation	Administration	Total
Fixed Assets	6,847,099	—	6,847,099
Intangible	6,439	316,288	322,727
Total	6,853,538	316,288	7,169,826

	12/31/2018
	Generation	Administration	Total
Fixed Assets	6,920,858	—	6,920,858
Intangible	234,194	48,444	282,638
Total	7,155,052	48,444	7,203,496

Schedule of percentage by which the Recoverable Value (VR) exceeds the Book Value (VC) of fixed assets and sensitivity analysisSchedule of percentage by which the Recoverable Value (VR) exceeds the Book Value (VC) of fixed assets and sensitivity analysis

	Discount		Recoverable		VR/VC-1	VR/VC-1	Risk of
UGC	rate	Book Value (VC)	Value (VR)	VR/VC - 1	(5% var)	(10% var)	Impairment
HPP Balbina	4.40%	310,580	782,300	151.9%	150.3%	148.7%	—
TPP Aparecida Complexo	4.40%	118,325	339,282	186.7%	183.7%	180.7%	—
TPP Maua 3	4.40%	1,380,606	5,201,818	276.8%	272.7%	268.6%	—
Geração Boa Esperança	4.36%	48,326	392,751	712.7%	693.6%	675.0%	—
Geração Complexo PA + Moxotó	4.36%	148,582	5,909,885	3,877.5%	3,791.3%	3,707.7%	—
Geração Curemas	4.40%	4,063	5,710	40.5%	39.4%	38.3%	—
Geração Funil	4.36%	2,293	71,310	3,009.9%	2,906.9%	2,807.2%	—
Geraç ão Pedra	4.36%	7,302	27,563	277.5%	264.9%	252.6%	—
Geração Sobradinho	4.36%	257,575	3,320,327	1,189.1%	1,166.9%	1,145.3%	—
Geração Xingó	4.36%	31,717	3,363,150	10,503.7%	10,285.9%	9,974.8%	—
HPP Itaparica	4.36%	72,555	1,776,678	2,348.7%	2,296.0%	2,244.9%	—
HPP Curuá-Una	4.40%	45,267	95,069	110.0%	103.2%	96.6%	—
HPP Tucuruí	4.40%	5,024,906	16,477,856	227.9%	225.6%	220.7%	—
Cerro Chato I	4.40%	94,790	135,197	42.6%	39.9%	37.4%	—
Cerro Chato II	4.40%	94,790	141,721	49.5%	46.7%	44.0%	—
Cerro Chato III	4.40%	94,790	140,132	47.8%	45.0%	42.3%	—
HPP Gov. Jayme C. Júnior	4.40%	685,938	1,074,451	56.6%	53.7%	50.8%	—
HPP S. Domingos	4.40%	372,590	447,883	20.2%	18.3%	16.4%	—
HPP Passo S. João	4.40%	456,066	487,501	6.9%	5.0%	3.2%	—
Coxilha Seca	4.40%	138,566	160,938	16.1%	13.8%	11.5%	—
Capão do Inglês	4.40%	47,238	55,074	16.6%	14.1%	11.8%	—
HPP de Itumbiara	4.40%	584,354	2,253,003	285.6%	285.0%	284.5%	—
HPP de Mascar Moraes	4.40%	385,910	2,996,108	676.4%	669.7%	663.1%	—
HPP de Serra da Mesa	4.40%	1,288,263	3,724,930	189.1%	180.6%	172.3%	—
HPP de Manso	4.40%	498,649	1,247,872	150.3%	144.9%	139.7%	—
HPP Simplício	4.40%	2,452,111	2,813,257	14.7%	12.5%	10.3%	—